Employee Benefit Plans (Components Of Net Periodic Benefit Costs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Pension Plans And Other Postretirement Benefits [Abstract]
Service cost benefits earned during the period	$ 28
Interest cost on projected benefit obligaion	113
Actual return on assets	(180)
Net periodic pension cost	$ (39)